Annual Fund Operating Expenses - Fulcrum Diversified Absolute Return Fund	Oct. 23, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 28, 2026
Fulcrum Diversified Absolute Return Fund Super Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%	[1]
Component3 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	1.20%	[2]
Fulcrum Diversified Absolute Return Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.08%	[1]
Component3 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	1.28%	[2]
Fulcrum Diversified Absolute Return Fund Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.15%	[1]
Component3 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	1.60%	[2]

[1]	The Fund has a shareholder servicing plan that permits up to 0.10% for Institutional Class and up to 0.15% for Advisor Class to be paid from the Fund for service organizations providing recordkeeping services to certain shareholders.
[2]	The Fund’s adviser, Fulcrum Asset Management LLP (the “Adviser”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 28, 2026, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any shareholder servicing fees; any front end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investment in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.20%, 1.20% and 1.45% of average daily net assets of the Super Institutional Class, Institutional Class and Advisor Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within three years from the date the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture after the recoupment is taken into account. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the Adviser. The total annual operating expenses after fee waiver and/or Expense Reimbursement in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the amounts have been restated to reflect current fees and expenses.